Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principals of Consolidation

The consolidated financial statements include the accounts of National and its wholly owned and majority owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. The non-controlling interest represents a 24.9% ownership in an inactive subsidiary.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Commission revenue represents commissions generated by the Company's financial advisors for their clients' purchases and sales of mutual funds, variable annuities, general securities and other financial products, most of which is paid to the advisors as commissions for initiating the transactions.

Commission revenue is generated from front-end sales commissions that occur at the point of sale, as well as trailing commissions. The Company recognizes front-end sales commission revenue and related clearing and other expenses on transactions introduced to its clearing brokers on a trade date basis. The Company also recognizes front-end sales commissions and related expenses on transactions initiated directly between the financial advisors and product sponsors upon receipt of notification from sponsors of the commission earned. Commission revenue also includes 12b-1 fees, and variable product trailing fees, collectively considered as trailing fees, which are recurring in nature. These trailing fees are earned by the Company based on a percentage of the current market value of clients' investment holdings in trail eligible assets. Because trail commission revenues are generally paid in arrears, management estimates commission revenues earned during each period. These estimates are based on a number of factors including investment holdings and the applicable commission rate and the amount of trail commission revenue received in prior periods. Estimates are subsequently adjusted to actual based on notification from the sponsors of trail commissions earned.

Net dealer inventory gains, which are recorded on a trade-date basis, include realized and unrealized net gains and losses resulting from the Company's principal trading activities.

Investment banking revenues consist of underwriting revenues, advisory revenues and private placement fees. Underwriting revenues arise from securities offerings in which the Company acts as an underwriter and include management fees, selling concessions and underwriting fees, net of related syndicate expenses. Underwriting revenues are recorded at the time the underwriting is completed and the income is reasonably determined. Management estimates the Company's share of the transaction-related expenses incurred by the syndicate, and recognizes revenues net of such expense. On final settlement, typically within 90 days from the trade date of the transaction, these amounts are adjusted to reflect the actual transaction-related expenses and the resulting underwriting fee.

Investment advisory fees are derived from account management and investment advisory services. These fees are determined based on a percentage of the customers assets under management, may be billed monthly or quarterly and are recognized when earned.

Interest is recorded on an accrual basis and dividends are recorded on the ex-dividend date.

Transfer fees and fees for clearing services, which are recorded on a trade date basis, are principally charged to the broker on customer security transactions.

Tax preparation and accounting fees are recognized upon completion of the services.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to the difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for net operating loss and other carryforwards. Deferred tax assets and liabilities are measured, using enacted tax rates expected to apply in the years in which the differences are expected to be recovered or settled. A valuation allowance related to deferred tax assets is also recorded when it is more likely than not that some or all of the deferred tax asset may not be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Securities

Securities owned and securities sold, but not yet purchased, are recorded at fair value. Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value, and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market.

Valuation techniques that are consistent with the market, income or cost approach are used to measure fair value.The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2
Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3	Unobservable inputs which reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

See Note 7 for fair value and classification of securities.

Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets (See Note 8).

Fixed assets are reviewed for impairment whenever indicators of impairment exist. In such circumstances, the Company will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss to adjust to the fair value of the asset.

Earnings Per Share, Policy [Policy Text Block]
Net Income per Common Share

Basic net income per share is computed on the basis of the weighted average number of common shares outstanding after giving retroactive effect to the 1 for 10 reverse stock split. Diluted net income per share is computed on the basis of the weighted average number of common shares outstanding plus the dilutive effect of incremental shares of common stock potentially issuable under outstanding options, warrants and unvested restricted stock units utilizing the treasury stock method. A reconciliation of basic and diluted common shares used in the computation of per share data follows:

	Years Ended September 30,
	2015	2014

Basic weighted-average shares	12,464,496	12,322,110
Effect of dilutive securities:
Options	15,109	49,858
Warrants	—	4,169
Unvested restricted stock units	22,649	32,211
Diluted weighted-average shares	12,502,254	12,408,348

Potential common share equivalents of 1,328,000 in 2015 and 682,700 in 2014 related to stock options not included in the above computation because the effect is anti-dilutive.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

The Company measures the cost of employee, officer and director services received in exchange for an award of equity instruments including stock options and restricted stock units, based on the grant-date fair value of the award and measures the cost of independent contractor awards based on the vesting date fair value of the award. The cost is recognized as compensation expense over the service period, which would normally be the vesting period of the award.

Deferred Clearing and Marketing Credit [Policy Text Block]
Deferred Clearing and Marketing Credits

Deferred clearing credit represents a clearing fee rebate from National Financial Services (“NFS”), one of the Company’s clearing brokers, which is being recognized pro rata as a reduction of clearing charges over the term of the clearing agreement which expires in 2022. The clearing rebate recognized in fiscal years 2015 and 2014 amounted to $184,000 and $134,000 respectively. At September 30, 2015 and 2014, the deferred credit amounted to $821,000 and $971,000, respectively.

Deferred marketing credit represents a marketing rebate from National Financial Services (“NFS”), one of the Company’s clearing brokers, which is being recognized pro rata as a reduction of marketing expenses over the term of the clearing agreement which expires in 2022. The marketing rebate recognized in fiscal years 2015 and 2014 amounted to $16,000 and $0 respectively. At September 30, 2015 and 2014, the deferred credit amounted to $384,000 and $0, respectively.

Reimbursement of Expenses [Policy Text Block]
Reimbursement of Expenses

The Company incurs certain costs on behalf of its financial advisors including those for insurance, professional registration, technology and information services and legal services, amongst others, which are charged back to the advisors. It is the Company’s policy to record the reimbursement as a reduction of the respective operating expense. Total reimbursements for fiscal 2015 and 2014 amounted to approximately $11,637,000 and $9,973,000, respectively.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets

Intangible assets were recorded in connection with the acquisition of Gilman (See Note 4). Intangible assets with finite lives, which consist of non-competition agreements and customer relationships, are being amortized over their estimated useful lives on a straight-line basis. Such intangible assets are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company assesses the recoverability of its intangible assets by determining whether the unamortized balance can be recovered over the assets' remaining estimated useful life through undiscounted estimated future cash flows. If undiscounted estimated future cash flows indicate that the unamortized amounts will not be recovered, an adjustment will be made to reduce such amounts to fair value based on estimated future cash flows discounted at a rate commensurate with the risk associated with achieving such cash flows. Estimated future cash flows are based on trends of historical performance and the Company’s estimate of future performance, giving consideration to existing and anticipated competitive and economic conditions.

Brand names are deemed to have an indefinite life, are not subject to amortization and are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired. Brand names are tested for impairment by comparing their fair value to their carrying amount. If the carrying amount exceeds fair value, an impairment loss is recognized for the excess.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill, which was recorded in connection with the acquisition of Gilman (See Note 4), is not subject to amortization and is tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset may be impaired. Goodwill represents the excess of the purchase price of Gilman over the fair value of its identifiable net assets acquired. Goodwill is tested for impairment at the reporting unit level. Fair value of a reporting unit is typically based upon estimated future cash flows discounted at a rate commensurate with the risk involved or market-based comparables. If the carrying amount of the reporting unit’s net assets exceeds its fair value, then an analysis will be performed to compare the implied fair value of goodwill with the carrying amount of goodwill. An impairment loss will be recognized in an amount equal to the excess of the carrying amount over its implied fair value. After an impairment loss is recognized, the adjusted carrying amount of goodwill is its new accounting basis. Accounting guidance on the testing of goodwill for impairment allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform such two-step impairment test. The annual independent impairment test performed on September 30, 2015 and 2014 did not indicate any impairment of goodwill.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain items in the statement of cash flows for 2014 have been reclassified to conform to their presentation in 2015. Such reclassifications did not have a material impact on the presentation of the overall financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
NOTE 11.

NEW ACCOUNTING GUIDANCE

In July 2013, the Financial Accounting Standards Board ("FASB") issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The update requires the netting of unrecognized tax benefits against a deferred tax asset for the loss or other carryforward that would apply in settlement of the uncertain tax positions. The new guidance was effective for the Company beginning October 1, 2014. The adoption did not have any impact on the Company’s financial statements.

In April 2014, the FASB issued ASU 2014-8, which changes the requirement for reporting discontinued operations. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity's operations and financial results. ASU 2014-08, which is to be applied prospectively to all new disposals of components and new classifications as held for sale, will become effective in annual periods beginning on or after December 15, 2014 and interim periods within those annual periods with early adoption allowed. The Company adopted ASU 2014-08 on October 1, 2015 which did not have any impact on its financial statements.

In May 2014, the FASB issued an accounting standard update on revenue recognition. The new guidance creates a single, principle-based model for revenue recognition and expands and improves disclosures about revenue. The new guidance is effective for the Company beginning October 1, 2018, and must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently evaluating the potential impact of this standard on its financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718), which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 will become effective for the Company beginning after October 1, 2016 and early adoption is permitted. The Company does not anticipate that the adoption of ASU 2014-12 will have a material impact on its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the existing guidance for lease accounting, Leases (Topic 840). ASU 2016-02 requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The amendments in this ASU are effective for the Company beginning October 1, 2019 and interim periods within those fiscal years. Early application is permitted for all entities. ASU 2016-02 requires a modified retrospective approach for all leases existing at, or entered into after, the date of initial application, with an option to elect to use certain transition relief. The Company is currently assessing the impact that the adoption of ASU 2016-02 will have on its financial statements.

Recent accounting guidance

In July 2013, the Financial Accounting Standards Board ("FASB") issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The update requires the netting of unrecognized tax benefits against a deferred tax asset for the loss or other carryforward that would apply in settlement of the uncertain tax positions. The new guidance was effective for the Company beginning October 1, 2014. The adoption did not have any impact on the Company’s financial statements.

In April 2014, the FASB issued ASU 2014-8, which changes the requirement for reporting discontinued operations.A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity's operations and financial results. ASU 2014-08, which is to be applied prospectively to all new disposals of components and new classifications as held for sale, will become effective in annual periods beginning on or after December 15, 2014 and interim periods within those annual periods with early adoption allowed. The Company does not anticipate that the adoption of ASU 2014-08 will have a material impact on its financial statements.

In May 2014, the FASB issued an accounting standard update on revenue recognition. The new guidance creates a single, principle-based model for revenue recognition and expands and improves disclosures about revenue. The new guidance is effective for the Company beginning October 1, 2018, and must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company is currently evaluating the potential impact of this standard on its financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation-Stock Compensation (Topic 718), which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 will become effective for the Company beginning October 1, 2016 and early adoption is permitted. The Company does not anticipate that the adoption of ASU 2014-08 will have a material impact on its financial statements.